FIVE HIGHEST PAID EMPLOYEES	12 Months Ended
Dec. 31, 2017
FIVE HIGHEST PAID EMPLOYEES [abstract]
Disclosure of five highest paid employees

9.        FIVE HIGHEST PAID EMPLOYEES

During the year, none (2016: none; 2015: none) of the Directors, details of whose remuneration are disclosed in note 8 (i) above, received an amount which falls within the category of the five highest paid employees. Details of the remuneration of the five (2016: five; 2015: five) highest paid employees, for the year are as follows:

	2015	2016	2017

Basic salaries, allowances and benefits in kind(1)	22	23	21
Performance-related bonuses	17	14	19
Pension scheme contributions	1	1	1

Amount paid/payable during the year	40	38	41

(1)   Salaries, allowances, and benefits in kind represent the gross amount (before applicable individual salary tax) paid/payable to individual employees.

The remuneration of the five (2016: five, 2015: five) highest paid employees, falls within the following bands:

	2015	2016	2017

RMB5,500,001 to RMB6,000,000	-	1	-
RMB6,000,001 to RMB6,500,000	-	-	1
RMB7,000,001 to RMB7,500,000	3	-	1
RMB7,500,001 to RMB8,000,000	-	3	-
RMB8,000,001 to RMB8,500,000	-	-	1
RMB9,000,001 to RMB9,500,000	2	1	1
RMB10,000,001 to RMB10,500,000	-	-	1

	5	5	5